PARTNERS' CAPITAL AND MEMBERHIP INTERESTS - Allocation of Capital Contributions and Distributions (Details) - USD ($) $ / shares in Units, $ in Thousands										1 Months Ended				12 Months Ended
	May. 18, 2015	May. 13, 2015	Mar. 18, 2014	Jun. 21, 2013	Jun. 04, 2013	Jun. 04, 2013	Jun. 03, 2013	Oct. 23, 2012	Oct. 03, 2012	Mar. 31, 2014	Mar. 31, 2013	Jul. 31, 2012	May. 31, 2012	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Business Acquisition [Line Items]
Distributions to unitholders														$ (122,224)	$ (90,196)	$ (123,138)
Contributions to unitholders														4,235
Basis for determining number of units issued, period							5 days
Closing price (in dollars per unit)					$ 30.85	$ 30.85
Red Rock Gathering Company, LLC
Business Acquisition [Line Items]
Percent of membership interest acquired			100.00%
Total cash consideration			$ 305,000
Total consideration			307,941
Liabilities incurred for acquisition			2,900
Distributions to unitholders			(66,124)
Bison Midstream
Business Acquisition [Line Items]
Total cash consideration						$ 200,000
Total consideration						248,914
Contributions to unitholders						56,535
Basis for determining number of units issued, assumed equity issuance							$ 50,000
Basis for determining number of units issued, period							5 days
Basis for determining number of units issued, weighted-average price (in dollars per unit)							$ 31.53
Mountaineer Midstream
Business Acquisition [Line Items]
Total cash consideration				$ 110,000
Cost of acquired entity, equity interests issued and issuable				100,000
Total consideration				210,000
Basis for determining number of units issued, assumed equity issuance							$ 100,000
Basis for determining number of units issued, weighted-average price (in dollars per unit)							$ 31.53
General partner
Business Acquisition [Line Items]
Distributions to unitholders														(4,770)	$ (1,803)
Contributions to unitholders														$ 4,235		$ 19,870
General partner interest (as a percent)									2.00%	2.00%	2.00%			2.00%	2.00%	2.00%
General partner | Red Rock Gathering Company, LLC
Business Acquisition [Line Items]
Distributions to unitholders			(1,323)
General partner | Bison Midstream
Business Acquisition [Line Items]
Cost of acquired entity, equity interests issued and issuable						978
Units issued					31,711
Contributions to unitholders						1,131
General partner | Mountaineer Midstream
Business Acquisition [Line Items]
Cost of acquired entity, equity interests issued and issuable				$ 2,000
Units issued				63,422
Limited partners, Common
Business Acquisition [Line Items]
Distributions to unitholders														$ (67,658)	$ (46,286)	$ (64,178)
Contributions to unitholders																211,938
Limited partners, Common | Red Rock Gathering Company, LLC
Business Acquisition [Line Items]
Distributions to unitholders			(37,910)
Limited partners, Common | Bison Midstream
Business Acquisition [Line Items]
Cost of acquired entity, equity interests issued and issuable						47,936
Units issued					1,553,849
Contributions to unitholders						28,558
Limited partners, Common | Mountaineer Midstream
Business Acquisition [Line Items]
Cost of acquired entity, equity interests issued and issuable				$ 98,000
Units issued				3,107,698
Limited partners, Subordinated
Business Acquisition [Line Items]
Distributions to unitholders														$ (49,796)	$ (42,107)	(58,960)
Contributions to unitholders																$ 430,498
Limited partners, Subordinated | Red Rock Gathering Company, LLC
Business Acquisition [Line Items]
Distributions to unitholders			(26,891)
Limited partners, Subordinated | Bison Midstream
Business Acquisition [Line Items]
Contributions to unitholders						26,846
Summit Investments | Red Rock Gathering Company, LLC
Business Acquisition [Line Items]
Total consideration								$ 206,694
Red Rock Gathering Company, LLC | Summit Investments
Business Acquisition [Line Items]
Net investment			241,817
Bison Midstream | Summit Investments
Business Acquisition [Line Items]
Net investment					$ 305,449	$ 305,449
Revolving credit facility
Business Acquisition [Line Items]
Amounts borrowed under revolving credit facility												$ 50,000	$ 163,000
Revolving credit facility | Red Rock Gathering Company, LLC
Business Acquisition [Line Items]
Amounts borrowed under revolving credit facility			$ 100,000
Revolving credit facility | Mountaineer Midstream
Business Acquisition [Line Items]
Amounts borrowed under revolving credit facility				$ 110,000
Subsequent Event | Polar Midstream and Epping
Business Acquisition [Line Items]
Total consideration	$ 290,000
Liabilities incurred for acquisition	$ 92,500
Subsequent Event | General partner
Business Acquisition [Line Items]
General partner interest (as a percent)		2.00%